Note 27 - Movements by Class of Provision (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Operational Risk [Member]
Movements by Class of Provision [Line Items]
Balance as of, start period		€ 119	€ 215
Changes in the group of consolidated companies		0	0
New provisions		20	43
Amounts used		11	22
Unused amounts reversed		39	116
Effects from exchange rate fluctuations/ Unwind of discount		0	0
Transfers		0	0
Balance as of, end period		89	119
Civil Litigations [Member]
Movements by Class of Provision [Line Items]
Balance as of, start period		544	684
Changes in the group of consolidated companies		0	0
New provisions		107	533
Amounts used		182	591
Unused amounts reversed		106	128
Effects from exchange rate fluctuations/ Unwind of discount		(9)	8
Transfers		0	39
Balance as of, end period		355	544
Regulatory Enforcement [Member]
Movements by Class of Provision [Line Items]
Balance as of, start period		543	499
Changes in the group of consolidated companies		0	0
New provisions		183	74
Amounts used		165	34
Unused amounts reversed		27	3
Effects from exchange rate fluctuations/ Unwind of discount		(41)	9
Transfers		(1)	(1)
Balance as of, end period		492	543
Restructuring [Member]
Movements by Class of Provision [Line Items]
Balance as of, start period		684	585
Changes in the group of consolidated companies		0	0
New provisions		553	603
Amounts used		641	395
Unused amounts reversed		105	125
Effects from exchange rate fluctuations/ Unwind of discount		4	(10)
Transfers		181	27
Balance as of, end period		676	684
Other [Member]
Movements by Class of Provision [Line Items]
Balance as of, start period		384	433
Changes in the group of consolidated companies		(3)	(2)
New provisions		505	593
Amounts used		401	546
Unused amounts reversed		84	87
Effects from exchange rate fluctuations/ Unwind of discount		(15)	2
Transfers		8	(9)
Balance as of, end period		396	384
Total [Member]
Movements by Class of Provision [Line Items]
Balance as of, start period	[1]	2,276	2,416
Changes in the group of consolidated companies	[1]	(4)	(2)
New provisions	[1]	1,368	1,846
Amounts used	[1]	1,400	1,590
Unused amounts reversed	[1]	361	459
Effects from exchange rate fluctuations/ Unwind of discount	[1]	(60)	8
Transfers	[1]	189	56
Balance as of, end period	[1]	€ 2,007	€ 2,276

[1]	For the remaining portion of provisions as disclosed on the consolidated balance sheet, please see Note19 Allowance for Credit Losses, in which allowances for credit related off-balance sheet positions are disclosed.